Notes Payable	3 Months Ended
Mar. 31, 2026
Notes Payable
Notes Payable

Note 7. Notes Payable

Notes payable consist of the following (in thousands):

	March 31, 2026	December 31, 2025
Motherlode Promissory Note, current	$199	$196
Motherlode Promissory Note, net of current	442	490
Total note payable	$641	$686

Motherlode Promissory Note (April 12, 2024)

On April 12, 2024, the Company entered into a promissory note (the “Motherlode Promissory Note”) with Motherlode, LLC (“Motherlode”), pursuant to which Motherlode loaned the Company $1.0 million. The Motherlode Promissory Note bears interest at 6.0% per annum, compounded annually, requires monthly principal and interest installments of $19 thousand, and matures on April 30, 2029. Motherlode was a related party of the Company at the time the Motherlode Promissory Note was issued, and ceased to be a related party of the Company effective April 12, 2024. For the three months ended March 31, 2026 and 2025, the Company incurred interest expense of $10 thousand and $13 thousand, respectively, related to the Motherlode Promissory Note, which is included in interest expense, net in the accompanying unaudited condensed statements of operations. As of March 31, 2026 and December 31, 2025, the outstanding principal balance of the Motherlode Promissory Note was $0.6 million and $0.7 million, respectively.

As of March 31, 2026 the future minimum principal payments on notes payable, excluding accrued interest amounts, were as follows (in thousands):

Future Minimum Principal
Years ending December 31:	Payments
2026 (remainder)	$148
2027	208
2028	221
2029	64
Total future payments	$641